Schedule of Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 546,512	$ 524,042
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	38,721	20,363
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	39,219	38,264
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	614	3,620
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	16,093	3,620
Quoted Prices In Active Markets For Identical Assets (Level 1) | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	15,479
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	614	3,620
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	467,958	461,795
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	62,461	58,627
Significant Unobservable Inputs (Level 3) | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	23,242	20,363
Significant Unobservable Inputs (Level 3) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	39,219	38,264
Mid Sized To Large Cap | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	156,008	219,092
Mid Sized To Large Cap | Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	156,008	219,092
International And Emerging Growth Funds | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	144,405	87,706
International And Emerging Growth Funds | Significant Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	144,405	87,706
Core Fixed Income | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	167,545	154,997
Core Fixed Income | Significant Observable Inputs (Level 2) | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 167,545	$ 154,997